Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2026
Loss Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Net Loss Per Share	The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders for the periods ended March 31, 2026, and 2025.
	January 1- March 31, 2026	January 1- March 31, 2025
Numerator:
Net loss attributable to common stockholders	(7,426,566)	(10,069,264)

Denominator:
Basic and diluted weighted-average shares outstanding	86,042,726	70,003,886

Loss per share:
Basic and diluted loss per share	(0.09)	(0.14)

Schedule of Dilutive Outstanding Securities Excluded From Computation of Diluted Net Loss Per Share

The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	March 31, 2026	Dec 31, 2025

Stock options	3,218,989	3,335,989